SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with GAAP for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”) As permitted under those rules, certain footnotes or other information that are normally required by GAAP can be condensed or omitted.

The condensed consolidated financial statements as of and for the three and nine months ended September 30, 2012 and 2011 are unaudited. In the opinion of management, these financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements were prepared consistent with and should be read in conjunction with the financial statements of HDS for the years ended December 31, 2011 and 2010, and notes thereto included as an exhibit in our Form 8-K/A as filed with the Securities and Exchange Commission (“SEC”) on July 27, 2012.

The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at December 31, 2011 has been derived from audited financial statements; however, the notes to the financial statements do not include all of the information and notes required by GAAP for complete financial statements.

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary HDS. As discussed above, for accounting purposes the acquisition of HDS by Sunpeaks was considered a reverse acquisition of Sunpeaks by HDS and was treated as a recapitalization. Accordingly, the financial statements have been prepared to give retroactive effect of the reverse acquisition completed on February 13, 2012, and represent the operations of HDS prior to the Merger. All material intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company’ revenue consists of revenue from sales of pharmaceutical products. Revenue is recognized at the time when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service has been provided, and collectability is assured.

Sales of Product: The Company earns product revenue from selling pharmaceutical products at the time of delivery, which is the time at which title to the product is transferred.

Sourcing and Distribution of Products, as an agent: In accordance with ASC Section 605-45-45, revenue is recognized from agent distribution sales for the net amount retained when all criteria for revenue recognition have been met. Determining whether an entity functions as an agent or a principal is a matter of judgment. The Company considers multiple indicators in the determination of whether it acts as an agent in sales transactions.

The Company acts as an agent for sales of products on behalf of Healthrite Pharmaceuticals (“Healthrite”), a company wholly owned and controlled by the President, sole owner and Director of the Company. Healthrite is a pharmacy and is therefore prohibited from distributing pharmaceuticals across state lines. During the nine month periods ended September 30, 2012 and 2011, the Company recognized net revenue from sales to Healthrite of $80,758 and $117,010, respectively, based on gross sales of $188,710 and $1,128,588, respectively. During April 2012, the Company’s sales arrangement with Healthrite ceased. See NOTE 9 for additional discussion.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with a maturity of three months or less at the time of issuance to be cash equivalents. These investments are carried at cost which approximates fair value. At September 30, 2012 and December 31, 2011, there were no cash equivalents.

Accounts Receivable

The Company’s accounts receivable are composed of trade receivables from customers for sales of products. Trade receivables include accounts receivable for sales of product and sourcing and distribution of product for which the Company acts as an agent, which are based on gross sales to customers.

Accounts receivable are stated at their principal balances and are non-interest bearing and unsecured. The Company maintains an allowance for doubtful accounts for the estimated probable losses on uncollectible accounts receivable.

Uncollectible accounts receivable are written off when a settlement is reached for an amount less than the outstanding historical balance or when we determine that it is highly unlikely the balance will be collected. At September 30, 2012 and December 31, 2011, the Company’s allowance for doubtful accounts was $0.

Inventory

Inventory is comprised of Clotamin and pharmaceuticals and is recorded at lower of cost or market on a first-in, first-out (“FIFO”) method. The Company establishes inventory reserves for estimated obsolete or unmarketable inventory equal to the differences between the cost of inventory and the estimated realizable value based upon assumptions about future and market conditions. If obsolete or unmarketable inventory are identified and there are no alternate uses for the inventory, the Company will record a write-down to net realizable value in the period that the impairment is first recognized. At September 30, 2012 and December 31, 2011, the allowance for obsolete or unmarketable inventory was $0, and during the nine month periods ended September 30, 2012 and 2011, the Company recognized no inventory impairments.

Property and Equipment

Property and equipment are stated at cost at date of acquisition. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. Upon retirement or disposal of assets, the asset and accumulated depreciation accounts are adjusted accordingly, and any gain or loss is reflected in earnings or loss of the respective period. Maintenance costs and repairs are expensed as incurred; significant renewals and betterments are capitalized.

Amortization of leasehold improvements is included in depreciation expense. The Company records operating lease expense on a straight-line basis. The Company amortizes leasehold improvements, including amounts funded by landlord incentives or allowances, for which the related deferred rent is amortized as a reduction of lease expense, over the shorter of their economic lives or the lease term.

The estimated useful life of each asset is as follows:

Estimated Useful Lives

Furniture and equipment	3-7 years
Leasehold improvements	1 year

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset, or related groups of assets, may not be fully recoverable from estimated future cash flows. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a reduction in cash flows associated with the use of the long-lived asset.

If these or other factors indicate the carrying amount of the asset may not be recoverable, we determine whether an impairment has occurred through analysis of undiscounted cash flow of the asset at the lowest level that has an identifiable cash flow. If an impairment has occurred, we recognize a loss for the difference between the carrying amount and the fair value of the asset. We measure the fair value of the asset using market prices or, in the absence of market prices, based on an estimate of discounted cash flows. Cash flows are generally discounted using an interest rate commensurate with a weighted average cost of capital for a similar asset. No impairments were identified as of September 30, 2012 and December 31, 2011 or during the nine month periods ended September 30, 2012 and 2011.

Debt Discount

Costs incurred with parties who are providing long-term financing, which include the fair value of an embedded derivative conversion feature are reflected as a debt discount and are amortized over the life of the related debt. The Company recorded debt discounts attributable to the embedded conversion derivative liabilities related to the convertible debt debentures issued during the nine months ended September 30, 2012.

Financial Instruments and Fair Value Measures

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable and accrued liabilities, line of credit, convertible debt and amounts due to related parties. We believe the recorded values of our financial instruments approximate their fair values because of their nature and respective maturity dates or durations.

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. The three levels are as follows:

Level 1 – Observable inputs such as quoted prices in active markets at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Other inputs that are observable, directly or indirectly, such as quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs for which there is little or no market data and which we make our own assumptions about how market participants would price the assets and liabilities.

Derivative instruments are recognized as either assets or liabilities and are measured at fair value using the Black Scholes model. The changes in the fair value of derivatives are recognized in earnings.

Shipping and Handling Costs

Shipping and handling costs incurred for inventory purchases and product shipments are included in general and administrative expenses for all periods presented.

Advertising Expenses

Advertising costs are expensed as incurred and are included in general and administrative expenses for all periods presented. Advertising expenses for the nine month periods ended September 30, 2012 and 2011, were $375,795 and $3,152, respectively.

Concentration of Risk

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). Beginning December 31, 2010 through December 31, 2012 all non-interest-bearing transaction accounts were fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage was separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013. At September 30, 2012 and December 31, 2011, the amounts held in the banks did not exceed the insured limit of $250,000.

During the three months ended September 30, 2012, three vendors accounted for 45%, 19% and 9% of purchases, and during the nine months ended September 30, 2012, three vendors accounted for 46%, 18% and 7% of purchases. During the three and nine months ended September 30, 2011, one vendor accounted for 68% and 68% of purchases, respectively.

During the three and nine months ended September 30, 2012, one customer accounted for 24% and 33% of sales, respectively. During the three and nine months ended September 30, 2011, one customer accounted for 59% and 39% of sales, respectively. At September 30, 2012, one customer accounted for 58% of accounts receivable. At December 31, 2011, no customers accounted for more than 10% of accounts receivable.

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. The Company provides a valuation allowance against net deferred tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred tax assets will not be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made. The Company’s policy is to recognize interest and penalties related to the estimated obligations for tax positions as a component of income tax expense.

The Company records liabilities related to uncertain tax positions in accordance with the guidance that clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company does not believe any such uncertain tax positions currently pending will have a material adverse effect on its financial statements, although an adverse resolution of one or more of these uncertain tax positions in any period could have a material impact on the results of operations for that period.

Income (Loss) per Share

Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. No common stock equivalents existed at September 30, 2012 and December 31, 2011 or during the three and nine month periods ended September 30, 2012 and 2011.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (loss). For the three and nine month periods ended September 30, 2012 and 2011, the Company had no items representing other comprehensive income or loss.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Subsequent Events

The Company evaluated material events occurring between September 30, 2012 and through the date when the consolidated financial statements were issued.